LONG-TERM PREPAYMENTS AND DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2014
LONG-TERM PREPAYMENTS AND DEPOSITS [Abstract]
Schedule of long-term prepayments and deposits
	December 31,
	2013	2014

Prepayments for acquisition of fixed assets	$1,082,391	$1,484,843
Other deposits	14,946,452	2,000,350
Other long-term prepayments	2,790,640	615,373
	$18,819,483	$4,100,566